Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debentures	$ 455,955	$ 454,163
Loans from banks and others	726,625	906,243
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	514,177	507,143
Loans from banks and others	752,922	1,022,890
Borrowings By Currency And Interest Rate Classification	$ 1,267,099	$ 1,530,033